Restatement of Previously Issued Financial Statements (Details) - Athena Technology Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Stockholders’ equity	$ 5,000,000
Net tangible assets	5,000,001
Shares not subject to redemption, value	$ 5,000,000